CONTINGENT LIABILITIES AND ASSETS	12 Months Ended
Dec. 31, 2024
Contingent Liabilities And Assets
CONTINGENT LIABILITIES AND ASSETS

NOTE 15: CONTINGENT LIABILITIES AND ASSETS

We hereinafter detail the nature of significant proceedings as of December 31, 2024, not considered as probable by the Company based on the opinion of the Company’s internal and external counselors.

15.1 Labor Claim – Compensatory Plan

The Company faces several legal proceedings associated with the Defined Benefit Plan “Compensatory Plan” (see Note 11.8). We hereinafter describe the nature of currently pending labor claims:

-	Claims on considering that the index (CPI) used to update the plan benefits is ineffective to keep their “constant value”. In two of the causes, the Company obtained a favorable judgment, which has been appealed by the plaintiff. On the other hand, the Company received an adverse judgment in a claim, consequently, the Company has filed an appeal before the applicable Chamber.
-	Claims on an alleged underfunding of the plan upon the elimination of the Company’s contributions based on earnings. The Company obtained a favorable first-instance judgment. The plaintiff filed an appeal, which was sustained by the Commercial Chamber. Against said pronouncement, the Company filed a Federal Extraordinary Appeal before the CSJN, which was disallowed by the Appeals Chamber. Consequently, the Company filed a petition in error before the CSJN and an appeal on the grounds of unconstitutionality before the Supreme Court of Justice of the Autonomous City of Buenos Aires, this Court requested the Chamber to refer back the proceedings and ordered the hearing of the unconstitutionality appeal the Chamber had dismissed. In view of the Chamber's dismissal, the file was sent to the CSJN, which will settle the dispute over jurisdiction.

15.2 Tax claim

-	Tax on Liquid Fuels and Natural Gas:

The AFIP filed a claim in the amount of $ 54 million against the Company for an alleged omission in the payment of Taxes on Liquid Fuels and Natural Gas during fiscal periods January 2006 through August 2011, plus compensatory interest and a penalty of $ 38 million for such omission. The tax entity supports its claim on the allegation that the tax benefit granted to sales to areas declared exempt by the tax law has been misappropriated. The proceeding is currently being heard before the Federal Tax Court, and the evidentiary period has been completed.

15.3 Environmental claims

-	The Association of Land Owners of Patagonia (ASSUPA) has brought a complaint for an indefinite amount against the Company and other companies seeking the restoration of the environment to the state prior to the exploration, exploitation, production, storage and transportation of hydrocarbon works conducted by the plaintiffs and the prevention of alleged future environmental impacts on certain areas in the Austral Basin. The National Government and the Provinces of Santa Cruz and Tierra del Fuego have been summoned as third parties. The proceeding is at the complaint answer stage.
-	ASSUPA has instituted a complaint before the CSJN against 10 companies, including the Company. The National Government and the Provinces of Buenos Aires, La Pampa, Mendoza, Neuquén and Río Negro have been summoned as third parties. The main claim seeks that the plaintiffs should be ordered to redress the alleged environmental damage caused by the hydrocarbon activity developed in the Neuquina Basin and to set up the environmental restoration fund provided for by section 22 of the General Environmental Law. Subsidiarily, and in case restoration is not possible, it seeks the redress of the allegedly sustained collective damages for an amount estimated at US$ 547 million based on a United Nations Development Program report. The proceeding is in the complaint answer stage.
-	Fundación SurfRider Argentina has requested the performance of preliminary proceedings on account of alleged indications of environmental damage in the City of Mar del Plata. The plaintiff seeks the recomposition of the alleged environmental damage having collective impact, or the compensation for the alleged damages caused by all companies owning gas stations in the coastal area of the City of Mar del Plata for an alleged fuel leakage from gas stations’ underground storage tanks into the water, soil and marine system. The Foundation estimates damages in the amount of $ 200 million. The parties agreed on a stay of the procedural time limits to evaluate the possibility of reaching an agreement with some co-defendants. Subsequently, the partial agreement reached between the plaintiff and some co-defendants was ratified. On its part, the Company has requested to be severed from the proceeding as it does not currently own any service station. However, it should be noted that some service station owners (which have sued the Company), have submitted agreements entered into with the plaintiff for their ratification under the proceeding. Some of them have already been ratified —and the plaintiff was deemed to have partially waived the action and rights against the owners of these service stations and also against the Company regarding them—, whereas others are in the ratification stage.

15.4 Civil and Commercial Claims

-	The “Consumidores Financieros Asociación Civil Para Su Defensa” claim the nominal amount of US$ 3,650 million as compensation for damages, Pampa, Petrolera Pampa S.A. and certain Pampa directors in office during 2016 being co-plaintiffs together with Petroleo Brasileiro S.A. A complaint has been brought against Petrobras Brasil for the depreciation of the share quotation value as a result of the “lava jato operation” and the so-called “Petrolao”, and the plaintiffs claim Pampa and the directors’ joint and several liability alleging the acquisition of indirect control in Petrobras Argentina S.A. may have thwarted the enforcement of a possible judgment favorable to the plaintiff (for up to the amount of the price paid by Pampa for the acquisition of control over Petrobras Argentina S.A.). In view of the Arbitration Court’s decision declaring the dismissal of the main claim upon the failure to pay the arbitration fee, the plaintiff filed an extraordinary appeal before the Commercial Court of Appeals, which was finally rejected. The Association filed a petition in error against this decision, which is currently under analysis by the CSJN.

We hereinafter detail the nature of significant legal proceedings brought by the Company as of December 31, 2024 where the related inflows of economic benefits are estimated to be probable by the Company.

15.5 Administrative claims

-	CTLL (currently Pampa) filed two administrative litigation complaints against the Federal Government for breach of contract, the first one for the January 2016 - March 2016 period, and the second one for the April 2016 - October 2018 period. In these complaints, CTLL claims that CAMMESA’s decision regarding the renewal and recognition of costs associated with natural gas supply agreements should be reversed and that, subsidiarily, sustained damages should be redressed. Currently, both cases are pending judgment.
-	Upon the determination of the expiration of the Veta Escondida block concession granted by the Province of Neuquén, the Company filed a declaratory judgment action to achieve certainty under the original jurisdiction of the CSJN pursuant to section 322 of the Federal Code of Civil and Commercial Procedure. Currently, after the opinion rendered by the National Attorney General, the proceeding is pending judgment by the CSJN.
-	On March 31, 2021, the Company submitted a Preliminary Administrative Claim (RAP) against the National Ministry of Economy (MECON) to claim the owed amount, plus the applicable interest, assumed by the Federal Government during the term of validity of PEN Executive Order No. 1,053/18 on account of the exchange difference between the price of the gas purchased by gas distributors and that recognised in their final tariffs during the April 2018 - March 2019 period. Upon the expiration of the term for MECON to state its position on the RAP, the Company brought a complaint against the Federal Government, which was timely answered. The case is currently open for evidence.

15.6 Civil and Commercial Claims

-	EcuadorTLC (currently Pampa Bloque 18), in its capacity as assignee of the Ecuadorian company Petromanabí S.A., filed an international arbitration proceeding against the Republic of Ecuador seeking the payment of 12% of the Settlement Value, the latter pursuant to the terms of the Hydrocarbon Exploration and Crude Oil Exploitation Participation Agreement in Block 18 entered into on December 19, 1995 and/or the Hollín Common Field Unified Exploitation Operating Agreement executed on August 7, 2002 and amendments. The arbitration is conducted according to the Arbitration Rules of the United Nations Commission on International Trade Law, the applicable law is Ecuadorian law, and the seat of arbitration is the City of Santiago de Chile. In 2021, the first stages of the international arbitration proceeding have already begun. As of the issuance of these Consolidated Financial Statements, the arbitration proceeding is ongoing.
-	The Company has instituted an international arbitration proceeding against High Luck Group Limited - Argentina (“HGL”) branch as a result of certain breaches to the Participation Assignment Agreement and the Joint Operation Agreement for the Chirete Block entered into on April 1, 2015. On August 23, 2023, the Arbitration Court issued a Partial Award, court costs being payable by the defendant, declaring that HGL had breached the above-mentioned Agreement, without this fact entitling the Company to exercise the reversal option stipulated therein. On August 21, 2024, the ICC notified the parties of the Final Award issued by the Court on August 14, 2024, ruling that: (i) HLG incurred material and serious breach of the obligations taken on as operator; (ii) the lack of compliance described in the preceding item entitled Pampa to remove HLG as operator; and (iii) HLG will pay Pampa 100% of the arbitration costs.